Commitments and contingencies - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating cash flows from operating leases	$ 1,696	$ 1,269
Bio Ventus LLC [Member]
Operating cash flows from operating leases			$ 2,567	$ 2,343
Right-of-use assets obtained in exchange for operating lease obligations:			$ 1,497	$ 5,016